UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21579

Nuveen Floating Rate Income Opportunity Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  April 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JRO	Nuveen Floating Rate Income Opportunity Fund Portfolio of Investments April 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	LONG-TERM INVESTMENTS – 153.4% (96.4% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 129.8% (81.5% of Total Investments) (2)

	Aerospace & Defense – 2.7% (1.7% of Total Investments)

$1,985	Sequa Corporation, Term Loan, Second Lien	11.312%	1-Month LIBOR	9.000%	4/28/22	CCC	$2,016,069
5,723	Sequa Corporation, Term Loan B	7.071%	3-Month LIBOR	5.000%	11/28/21	B–	5,806,685
3,316	Transdigm, Inc., Term Loan E	4.651%	1-Month LIBOR	2.750%	5/14/22	Ba2	3,334,181
737	Transdigm, Inc., Term Loan F	4.789%	3-Month LIBOR	2.750%	6/09/23	Ba2	740,942
400	Transdigm, Inc., Term Loan G, First Lien	4.712%	3-Month LIBOR	2.500%	8/22/24	Ba2	402,318
12,161	Total Aerospace & Defense						12,300,195

	Air Freight & Logistics – 0.6% (0.3% of Total Investments)

1,118	PAE Holding Corporation, Term Loan B	7.494%	2-Month LIBOR	5.500%	10/20/22	B+	1,125,212
1,444	XPO Logistics, Inc., Term Loan B	3.920%	3-Month LIBOR	2.000%	2/24/25	BB+	1,453,986
2,562	Total Air Freight & Logistics						2,579,198

	Airlines – 1.9% (1.2% of Total Investments)

2,394	American Airlines, Inc., Replacement Term Loan	3.900%	1-Month LIBOR	2.000%	6/27/20	BB+	2,400,274
2,732	American Airlines, Inc., Replacement Term Loan	3.897%	1-Month LIBOR	2.000%	10/10/21	BB+	2,739,513
3,623	American Airlines, Inc., Term Loan B	3.897%	1-Month LIBOR	2.000%	12/14/23	BB+	3,631,480
8,749	Total Airlines						8,771,267

	Auto Components – 0.4% (0.3% of Total Investments)

544	Horizon Global Corporation, Replacement Term Loan	6.401%	1-Month LIBOR	4.500%	6/30/21	B+	551,131
1,488	Superior Industries International, Inc., Term Loan B	6.401%	1-Month LIBOR	4.500%	5/22/24	B1	1,502,849
2,032	Total Auto Components						2,053,980

	Automobiles – 1.2% (0.8% of Total Investments)

4,588	Chrysler Group LLC, Term Loan	3.900%	1-Month LIBOR	2.000%	12/31/18	Baa2	4,607,681
997	DexKo Global, Inc., Term Loan B	5.802%	3-Month LIBOR	3.500%	7/24/24	B1	1,009,191
137	DexKo Global, Inc., Term Loan B, (5)	4.363%	N/A	N/A	7/24/24	B1	139,176
5,722	Total Automobiles						5,756,048

	Biotechnology – 0.9% (0.5% of Total Investments)

3,960	Grifols, Inc., Term Loan B	3.994%	1-Week LIBOR	2.250%	1/31/25	BB	3,985,166

	Building Products – 1.6% (1.0% of Total Investments)

1,000	Ply Gem Industries, Inc., Term Loan B	6.089%	3-Month LIBOR	3.750%	3/28/25	B	1,010,940
6,322	Quikrete Holdings, Inc., Term Loan B	4.651%	1-Month LIBOR	2.750%	11/15/23	BB–	6,356,298
7,322	Total Building Products						7,367,238

	Capital Markets – 0.3% (0.2% of Total Investments)

1,464	RPI Finance Trust, Term Loan B6	4.302%	3-Month LIBOR	2.000%	3/27/23	BBB–	1,472,361

	Chemicals – 0.7% (0.4% of Total Investments)

895	Ineos US Finance LLC, Term Loan	3.901%	1-Month LIBOR	2.000%	4/01/24	BB+	898,760
1,521	Mineral Technologies, Inc., Term Loan B2	4.750%	N/A	N/A	5/07/21	BB+	1,542,292
646	Univar, Inc., Term Loan B	4.401%	1-Month LIBOR	2.500%	7/01/24	BB	652,851
3,062	Total Chemicals						3,093,903

	Commercial Services & Supplies – 4.4% (2.8% of Total Investments)

730	ADS Waste Holdings, Inc., Term Loan B	3.998%	1-Week LIBOR	2.250%	11/10/23	BB+	735,629
987	Fort Dearborn Holding Company, Inc., Term Loan, First Lien	6.309%	3-Month LIBOR	4.000%	10/19/23	B2	976,391

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments April 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Commercial Services & Supplies (continued)

$1,000	Fort Dearborn Holding Company, Inc., Term Loan, Second Lien	10.812%	3-Month LIBOR	8.500%	10/07/24	CCC	$950,000
3,124	iQor US, Inc., Term Loan, First Lien	7.308%	3-Month LIBOR	5.000%	4/01/21	B	3,147,873
333	iQor US, Inc., Term Loan, Second Lien	11.058%	3-Month LIBOR	8.750%	4/01/22	CCC+	321,668
964	KAR Auction Services, Inc., Term Loan B5	4.813%	3-Month LIBOR	2.500%	3/09/23	Ba2	970,273
1,000	LSC Communications, Refinancing Term Loan	7.401%	1-Month LIBOR	5.500%	9/30/22	B1	1,006,250
2,955	Monitronics International, Inc., Term Loan B2, First Lien	7.802%	3-Month LIBOR	5.500%	9/30/22	B2	2,868,995
2,264	Protection One, Inc., Term Loan	4.651%	1-Month LIBOR	2.750%	5/02/22	BB–	2,281,047
2,805	Skillsoft Corporation, Initial Term Loan, First Lien, (DD1)	6.627%	1-Month LIBOR	4.750%	4/28/21	B–	2,667,349
1,470	Universal Services of America, Initial Term Loan, First Lien	6.052%	3-Month LIBOR	3.750%	7/28/22	B+	1,444,885
1,750	Universal Services of America, Term Loan, Second Lien	10.401%	1-Month LIBOR	8.500%	7/28/23	B–	1,735,239
1,132	West Corporation, Term Loan B	5.901%	1-Month LIBOR	4.000%	10/10/24	Ba3	1,142,526
257	West Corporation, Term Loan B12	5.901%	1-Month LIBOR	4.000%	10/10/24	Ba3	257,168
20,771	Total Commercial Services & Supplies						20,505,293

	Communications Equipment – 0.3% (0.2% of Total Investments)

1,493	Mitel US Holdings, Inc., Incremental Term Loan	5.651%	1-Month LIBOR	3.750%	9/25/23	B+	1,504,940

	Construction & Engineering – 0.7% (0.4% of Total Investments)

1,500	KBR, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	1,513,125
1,594	Traverse Midstream Partners, Term Loan B	5.850%	6-Month LIBOR	4.000%	9/27/24	B+	1,605,297
3,094	Total Construction & Engineering						3,118,422

	Containers & Packaging – 0.5% (0.3% of Total Investments)

1,116	Berry Global, Inc., Term Loan Q	3.899%	1-Month LIBOR	2.000%	10/01/22	BBB–	1,124,468
990	Reynolds Group Holdings, Inc., Term Loan, First Lien	4.651%	1-Month LIBOR	2.750%	2/05/23	B+	997,588
2,106	Total Containers & Packaging						2,122,056

	Distributors – 0.2% (0.1% of Total Investments)

971	American Seafoods Group LLC, Term Loan B	4.650%	1-Month LIBOR	2.750%	8/21/23	BB–	974,275

	Diversified Consumer Services – 2.2% (1.3% of Total Investments)

4,967	Cengage Learning Acquisitions, Inc., Term Loan B	6.147%	1-Month LIBOR	4.250%	6/07/23	B	4,463,750
220	Education Management LLC, Tranche A, Term Loan, (6)	0.000%	N/A	N/A	7/02/20	N/R	49,265
496	Education Management LLC, Tranche B, Term Loan, (6)	0.000%	N/A	N/A	7/02/20	N/R	7,126
3,404	Houghton Mifflin, Term Loan B, First Lien	4.901%	1-Month LIBOR	3.000%	5/28/21	B	3,161,322
1,354	Laureate Education, Inc., New Term Loan	5.401%	1-Month LIBOR	3.500%	4/26/24	B+	1,365,064
940	Vertiv Co., Term Loan B	5.887%	1-Month LIBOR	4.000%	11/30/23	Ba3	940,782
11,381	Total Diversified Consumer Services						9,987,309

	Diversified Financial Services – 1.9% (1.2% of Total Investments)

2,737	Citco III Limited, Term Loan	4.901%	1-Month LIBOR	3.000%	3/31/22	N/R	2,766,383
1,152	Freedom Mortgage Corporation, Term Loan B	6.648%	1-Month LIBOR	4.750%	2/23/22	B+	1,169,719
1,694	Travelport LLC, Term Loan B	4.401%	2-Month LIBOR	2.500%	3/17/25	B+	1,702,686
3,080	Veritas US, Inc., Term Loan B1	6.802%	3-Month LIBOR	4.500%	1/27/23	B+	3,039,302
8,663	Total Diversified Financial Services						8,678,090

	Diversified Telecommunication Services – 7.7% (4.9% of Total Investments)

1,481	CenturyLink, Inc., Initial Term A Loan	4.651%	1-Month LIBOR	2.750%	11/01/22	BBB–	1,478,658
7,285	CenturyLink, Inc., Term Loan B	4.651%	1-Month LIBOR	2.750%	1/31/25	BBB–	7,187,519
4,470	Frontier Communications Corporation, Term Loan B	5.660%	1-Month LIBOR	3.750%	1/14/22	B+	4,424,502
2,502	Intelsat Jackson Holdings, S.A., Term Loan B	5.706%	3-Month LIBOR	3.750%	11/30/23	B1	2,521,073
383	Intelsat Jackson Holdings, S.A., Term Loan B4	6.456%	3-Month LIBOR	4.500%	1/02/24	B1	398,518
614	Intelsat Jackson Holdings, S.A., Term Loan B5	6.625%	N/A	N/A	1/02/24	B1	626,680
3,193	Level 3 Financing, Inc., Tranche B, Term Loan	4.148%	1-Month LIBOR	2.250%	2/22/24	BBB–	3,210,562
547	Presidio, Inc., Term Loan B	5.049%	3-Month LIBOR	2.750%	2/02/24	B+	550,302
5,772	WideOpenWest Finance LLC, Term Loan B	5.146%	1-Month LIBOR	3.250%	8/18/23	B	5,591,329
889	Windstream Corporation, Term Loan B6	5.900%	1-Month LIBOR	4.000%	3/29/21	B+	852,782
9,000	Ziggo B.V., Term Loan E	4.397%	1-Month LIBOR	2.500%	4/15/25	BB–	8,968,140
36,136	Total Diversified Telecommunication Services						35,810,065

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Electric Utilities – 0.9% (0.6% of Total Investments)

$662	EFS Cogen Holdings LLC, Term Loan B	5.560%	3-Month LIBOR	3.250%	6/28/23	BB	$666,549
691	Helix Generation, Term Loan B	5.651%	1-Month LIBOR	3.750%	6/03/24	BB	698,031
2,412	Vistra Operations Co., Term Loan B	4.401%	1-Month LIBOR	2.500%	8/04/23	BB+	2,431,922
429	Vistra Operations Co., Term Loan C	4.401%	1-Month LIBOR	2.500%	8/04/23	BB+	432,054
4,194	Total Electric Utilities						4,228,556

	Electrical Equipment – 0.7% (0.4% of Total Investments)

1,363	TTM Technologies, Inc., Term Loan B, (DD1)	4.377%	1-Month LIBOR	2.500%	9/28/24	BB+	1,373,840
1,816	Zebra Technologies Corporation, Term Loan B	4.362%	3-Month LIBOR	2.000%	10/27/21	BB	1,830,715
3,179	Total Electrical Equipment						3,204,555

	Energy Equipment & Services – 0.6% (0.3% of Total Investments)

2,105	Diversey, Inc., Term Loan B	4.994%	2-Month LIBOR	3.000%	9/06/24	B1	2,105,714
717	Dynamic Energy Services International LLC, Term Loan, (cash 15.278%, PIK 13.500%)	15.278%	3-Month LIBOR	13.500%	6/06/18	N/R	254,531
258	Ocean Rig UDW, Inc., Term Loan	8.000%	N/A	N/A	9/20/24	Caa1	271,423
3,080	Total Energy Equipment & Services						2,631,668

	Equity Real Estate Investment Trusts – 2.5% (1.5% of Total Investments)

4,628	Communications Sales & Leasing, Inc., Shortfall Term Loan	4.901%	1-Month LIBOR	3.000%	10/24/22	B	4,473,832
1,000	Realogy Group LLC, Term Loan A	3.895%	1-Month LIBOR	2.000%	10/23/20	N/R	1,001,665
1,264	Realogy Group LLC, Term Loan B	4.145%	1-Month LIBOR	2.250%	2/08/25	BB+	1,273,013
4,915	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien, (6)	7.901%	1-Month LIBOR	6.000%	6/30/22	B–	4,632,148
11,807	Total Equity Real Estate Investment Trusts						11,380,658

	Food & Staples Retailing – 4.2% (2.7% of Total Investments)

16,838	Albertson’s LLC, Term Loan B4	4.651%	1-Month LIBOR	2.750%	8/25/21	Ba2	16,704,531
1,328	Albertson’s LLC, Term Loan B6	4.956%	3-Month LIBOR	3.000%	6/22/23	Ba2	1,316,151
1,099	BJ’s Wholesale Club, Inc., Term Loan B, First Lien	5.391%	1-Month LIBOR	3.500%	2/03/24	B–	1,105,678
590	Save-A-Lot, Term Loan B	7.901%	1-Month LIBOR	6.000%	12/05/23	B2	513,866
19,855	Total Food & Staples Retailing						19,640,226

	Food Products – 3.7% (2.3% of Total Investments)

1,444	Hearthside Group Holdings LLC, Term Loan B	4.901%	1-Month LIBOR	3.000%	6/02/21	B1	1,449,843
3,437	Jacobs Douwe Egberts, Term Loan B	4.063%	3-Month LIBOR	2.250%	7/04/22	BB	3,468,353
2,236	Keurig Green Mountain, Inc., Term Loan A, First Lien	3.250%	1-Week LIBOR	1.500%	3/03/21	BBB–	2,235,097
1,064	Pinnacle Foods Finance LLC, Term Loan B	3.637%	1-Month LIBOR	1.750%	2/02/24	BB+	1,073,416
8,873	US Foods, Inc., Term Loan B	4.401%	1-Month LIBOR	2.500%	6/27/23	BB	8,964,855
17,054	Total Food Products						17,191,564

	Health Care Equipment & Supplies – 1.7% (1.0% of Total Investments)

830	Acelity, Term Loan B	5.552%	3-Month LIBOR	3.250%	2/02/24	B1	837,042
867	ConvaTec, Inc., Term Loan B	4.552%	3-Month LIBOR	2.250%	10/25/23	BB	873,402
1,205	Greatbatch, New Term Loan B	5.150%	1-Month LIBOR	3.250%	10/27/22	B+	1,217,610
1,861	Onex Carestream Finance LP, Term Loan, First Lien	5.901%	1-Month LIBOR	4.000%	6/07/19	B1	1,874,365
2,240	Onex Carestream Finance LP, Term Loan, Second Lien	10.401%	1-Month LIBOR	8.500%	12/07/19	B–	2,239,933
750	Vyaire Medical, Inc., Term Loan B	7.232%	6-Month LIBOR	4.750%	4/16/25	B2	731,250
7,753	Total Health Care Equipment & Supplies						7,773,602

	Health Care Providers & Services – 5.6% (3.5% of Total Investments)

2,283	Air Medical Group Holdings, Inc., Term Loan B	5.128%	1-Month LIBOR	3.250%	4/28/22	B1	2,295,812
2,494	Air Medical Group Holdings, Inc., Term Loan B	6.147%	1-Month LIBOR	4.250%	3/14/25	B1	2,523,625
828	Community Health Systems, Inc., Term Loan G	4.984%	3-Month LIBOR	3.000%	12/31/19	B2	816,774
1,476	Community Health Systems, Inc., Term Loan H	5.234%	3-Month LIBOR	3.250%	1/27/21	B2	1,435,749
1,424	Concentra, Inc., Term Loan B	4.530%	3-Month LIBOR	2.750%	6/01/22	B+	1,438,354
958	Envision Healthcare Corporation, Term Loan B, First Lien	4.910%	1-Month LIBOR	3.000%	12/01/23	BB–	963,437
1,562	HCA, Inc., Term Loan A5	3.401%	1-Month LIBOR	1.500%	6/10/20	BBB–	1,572,823
1,661	HCA, Inc., Term Loan B11	3.651%	1-Month LIBOR	1.750%	3/17/23	BBB–	1,672,248
1,138	Healogics, Inc., Term Loan, First Lien	6.280%	3-Month LIBOR	4.250%	7/01/21	B–	1,025,539
79	Heartland Dental Care, Inc., Delay Draw Facility, (WI/DD)	TBD	TBD	TBD	TBD	B2	79,719

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments April 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Health Care Providers & Services (continued)

$529	Heartland Dental Care, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B2	$531,463
2,703	Millennium Laboratories, Inc., Term Loan B, First Lien	8.401%	1-Month LIBOR	6.500%	12/21/20	CCC+	962,248
1,262	MultiPlan, Inc., Term Loan B	5.052%	3-Month LIBOR	2.750%	6/07/23	B+	1,270,225
4,385	Pharmaceutical Product Development, Inc., Term Loan B	4.611%	3-Month LIBOR	2.500%	8/18/22	Ba3	4,414,618
1,250	PharMerica, Term Loan, First Lien	5.395%	1-Month LIBOR	3.500%	12/06/24	B1	1,257,813
1,000	Prospect Medical Holdings, Term Loan B1	7.438%	1-Month LIBOR	5.500%	2/22/24	B1	1,007,500
205	Quorum Health Corp., Term Loan B	8.651%	1-Month LIBOR	6.750%	4/29/22	B1	210,341
2,408	Select Medical Corporation, Term Loan B	4.651%	1-Month LIBOR	2.750%	3/01/21	Ba2	2,434,810
223	Vizient, Inc., New Term Loan B	4.651%	1-Month LIBOR	2.750%	2/13/23	BB–	224,385
27,868	Total Health Care Providers & Services						26,137,483

	Health Care Technology – 1.6% (1.0% of Total Investments)

1,793	Catalent Pharma Solutions, Inc., Term Loan B	4.151%	1-Month LIBOR	2.250%	5/20/24	BB	1,803,513
4,950	Emdeon, Inc., Term Loan	4.651%	1-Month LIBOR	2.750%	3/01/24	Ba3	4,975,146
449	Press Ganey Holdings, Inc., Term Loan, Second Lien	8.401%	1-Month LIBOR	6.500%	10/21/24	CCC+	455,058
7,192	Total Health Care Technology						7,233,717

	Hotels, Restaurants & Leisure – 11.4% (7.2% of Total Investments)

998	Aramark Corporation, Term Loan B1	3.901%	1-Month LIBOR	2.000%	3/11/25	BBB–	1,005,759
750	Arby’s Restaurant Group, Inc., Term Loan B	5.194%	2-Month LIBOR	3.250%	2/05/25	B1	759,259
14,829	Burger King Corporation, Term Loan B3	4.151%	1-Month LIBOR	2.250%	2/16/24	Ba3	14,889,341
3,945	Caesars Entertainment Operating Company, Inc., Term Loan B	3.901%	1-Month LIBOR	2.000%	10/06/24	BB	3,957,726
2,992	Caesars Resort Collection, Term Loan, First Lien	4.651%	1-Month LIBOR	2.750%	12/23/24	BB	3,020,345
1,644	CCM Merger, Inc., Term Loan B	4.651%	1-Month LIBOR	2.750%	8/09/21	BB–	1,657,987
3,282	CityCenter Holdings LLC, Term Loan B	4.401%	1-Month LIBOR	2.500%	4/18/24	BB–	3,302,234
5,115	Hilton Hotels Corporation, Term Loan B2	3.647%	1-Month LIBOR	1.750%	10/25/23	BBB–	5,162,418
2,950	Intrawest Resorts Holdings, Inc., Term Loan B	4.901%	1-Month LIBOR	3.000%	7/31/24	B	2,975,078
1,960	Life Time Fitness, Inc., Term Loan B	4.734%	3-Month LIBOR	2.750%	6/10/22	BB–	1,968,511
2,264	MGM Growth Properties, Term Loan B	3.901%	1-Month LIBOR	2.000%	4/25/25	BB+	2,279,319
7,710	Scientific Games Corp., Initial Term Loan B5	4.726%	2-Month LIBOR	2.750%	8/14/24	Ba3	7,766,269
2,603	Station Casino LLC, Term Loan B	4.410%	1-Month LIBOR	2.500%	6/08/23	BB	2,615,351
1,500	Wyndham International, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BBB–	1,513,508
52,542	Total Hotels, Restaurants & Leisure						52,873,105

	Household Products – 0.8% (0.5% of Total Investments)

3,172	Revlon Consumer Products Corporation, Term Loan B, First Lien	5.401%	1-Month LIBOR	3.500%	11/16/20	B3	2,460,000
1,190	Serta Simmons Holdings LLC, Term Loan, First Lien	5.695%	3-Month LIBOR	3.500%	11/08/23	B2	1,079,337
4,362	Total Household Products						3,539,337

	Independent Power & Renewable Electricity Producers – 0.7% (0.5% of Total Investments)

944	Dynegy, Inc., Tranche Term Loan C2	4.398%	1-Month LIBOR	2.500%	2/07/24	Ba1	951,277
2,500	NRG Energy, Inc., Term Loan B, (DD1)	4.052%	3-Month LIBOR	1.750%	6/30/23	Baa3	2,509,262
3,444	Total Independent Power & Renewable Electricity Producers						3,460,539

	Industrial Conglomerates – 0.9% (0.6% of Total Investments)

2,001	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	6.611%	3-Month LIBOR	4.250%	6/16/24	B	2,023,766
1,000	Education Adisory Board, Term Loan, First Lien	6.252%	2-Month LIBOR	3.750%	11/15/24	B	1,005,000
1,208	Foresight Energy LLC, Term Loan, First Lien	8.109%	3-Month LIBOR	5.750%	3/28/22	B	1,184,930
4,209	Total Industrial Conglomerates						4,213,696

	Insurance – 1.7% (1.1% of Total Investments)

743	Acrisure LLC, Term Loan B	6.609%	3-Month LIBOR	4.250%	11/22/23	B	754,046
3,835	Alliant Holdings I LLC, Term Loan B, (DD1)	4.929%	1-Month LIBOR	3.250%	4/27/25	B	3,863,935
3,225	Hub International Holdings, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B	3,248,386
7,803	Total Insurance						7,866,367

	Internet and Direct Marketing Retail – 0.3% (0.2% of Total Investments)

1,500	Uber Technologies, Inc., Term Loan	5.890%	1-Month LIBOR	4.000%	4/04/25	N/R	1,517,032

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Internet Software & Services – 1.9% (1.2% of Total Investments)

$1,474	Ancestry.com, Inc., Term Loan, First Lien	5.150%	1-Month LIBOR	3.250%	10/19/23	B	$1,485,496
1,000	GTT Communications, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B	994,220
1,140	Rackspace Hosting, Inc., Refinancing Term B Loan, First Lien	4.787%	1-Month LIBOR	3.000%	11/03/23	BB–	1,138,819
3,651	Sabre, Inc., Term Loan B	3.901%	1-Month LIBOR	2.000%	2/22/24	Ba2	3,669,112
1,913	SkillSoft Corporation, Term Loan, Second Lien	10.127%	1-Month LIBOR	8.250%	4/28/22	CCC	1,635,137
9,178	Total Internet Software & Services						8,922,784

	IT Services – 4.3% (2.7% of Total Investments)

771	DigiCert, Term Loan, First Lien	6.651%	1-Month LIBOR	4.750%	10/31/24	B	774,329
963	Engility Corporation, Term Loan B2	4.682%	1-Month LIBOR	2.750%	8/11/23	BB–	964,148
1,000	First Data Corporation, Term Loan A	3.647%	1-Month LIBOR	1.750%	6/02/20	BB	1,002,250
1,832	First Data Corporation, Term Loan, First Lien	4.147%	1-Month LIBOR	2.250%	7/10/22	BB	1,840,977
7,170	First Data Corporation, Term Loan, First Lien	4.147%	1-Month LIBOR	2.250%	4/26/24	BB	7,203,201
1,206	Gartner, Inc., Term Loan A	3.901%	1-Month LIBOR	2.000%	3/21/22	BB+	1,216,320
143	Gartner, Inc., Term Loan B	3.901%	1-Month LIBOR	2.000%	4/05/24	BB+	143,703
2,500	Optiv Security, Inc., Term Loan, Second Lien	9.125%	1-Month LIBOR	7.250%	1/31/25	Caa1	2,403,125
474	PEAK 10, Inc., Term Loan B	5.802%	3-Month LIBOR	3.500%	8/01/24	B	474,704
1,737	Tempo Acquisition LLC, Term Loan B	4.901%	1-Month LIBOR	3.000%	5/01/24	B1	1,748,998
1,000	Vantiv, Inc., Term Loan B	3.896%	1-Month LIBOR	2.000%	8/09/24	BBB–	1,007,810
983	WEX, Inc., Term Loan B	4.151%	1-Month LIBOR	2.250%	7/01/23	BB–	990,208
19,779	Total IT Services						19,769,773

	Leisure Products – 1.3% (0.8% of Total Investments)

1,539	24 Hour Fitness Worldwide, Inc., Term Loan B	6.052%	3-Month LIBOR	3.750%	5/28/21	Ba3	1,550,040
958	Academy, Ltd., Term Loan B	5.928%	3-Month LIBOR	4.000%	7/01/22	B3	761,818
1,831	Equinox Holdings, Inc., Term Loan B1	4.901%	1-Month LIBOR	3.000%	3/08/24	B+	1,844,949
988	Four Seasons Holdings, Inc., Term Loan B	3.901%	1-Month LIBOR	2.000%	11/30/23	BB	995,800
1,000	Zodiac Pool Solutions LLC, Term Loan, Second Lien	11.302%	3-Month LIBOR	9.000%	12/20/24	CCC+	1,012,500
6,316	Total Leisure Products						6,165,107

	Life Sciences Tools & Services – 0.3% (0.2% of Total Investments)

557	Inventiv Health, Inc., Term Loan B	4.127%	1-Month LIBOR	2.250%	8/01/24	BB–	560,032
995	Parexel International Corp., Term Loan B	4.651%	1-Month LIBOR	2.750%	9/27/24	B1	999,512
1,552	Total Life Sciences Tools & Services						1,559,544

	Machinery – 1.1% (0.7% of Total Investments)

2,396	Gardner Denver, Inc., Term Loan B	5.052%	3-Month LIBOR	2.750%	7/30/24	B+	2,412,899
1,050	Gates Global LLC, Term Loan B	5.052%	3-Month LIBOR	2.750%	4/01/24	B+	1,057,553
998	Navistar, Inc., Tranche B, Term Loan	5.400%	1-Month LIBOR	3.500%	11/06/24	Ba3	1,005,450
415	Rexnord LLC/ RBS Global, Inc., Term Loan, First Lien	4.148%	1-Month LIBOR	2.250%	8/21/24	BB+	418,012
4,859	Total Machinery						4,893,914

	Marine – 0.1% (0.1% of Total Investments)

900	American Commercial Lines LLC, Term Loan B, First Lien	10.651%	1-Month LIBOR	8.750%	11/12/20	CCC+	528,021

	Media – 14.3% (9.0% of Total Investments)

1,151	Advantage Sales & Marketing, Inc., Term Loan, First Lien	5.151%	1-Month LIBOR	3.250%	7/23/21	B1	1,104,444
1,485	Affinion Group Holdings, Inc., Term Loan, First Lien	9.561%	3-Month LIBOR	7.750%	5/10/22	B2	1,544,096
4,658	Catalina Marketing Corporation, Term Loan, First Lien	5.401%	1-Month LIBOR	3.500%	4/09/21	B2	2,927,629
1,500	Catalina Marketing Corporation, Term Loan, Second Lien	8.651%	1-Month LIBOR	6.750%	4/11/22	Caa2	315,750
5,390	Cequel Communications LLC, Term Loan B	4.151%	1-Month LIBOR	2.250%	7/28/25	BB	5,394,191
3,930	Charter Communications Operating Holdings LLC, Term Loan B	3.910%	1-Month LIBOR	2.000%	4/30/25	BBB–	3,952,257
3,000	Cineworld Group PLC, Term Loan B	4.401%	1-Month LIBOR	2.500%	2/28/25	BB–	2,999,685
7,296	Clear Channel Communications, Inc., Term Loan E, (6)	9.802%	3-Month LIBOR	7.500%	7/30/19	Caa2	5,819,446
5,014	Clear Channel Communications, Inc., Tranche D, Term Loan, (6)	9.052%	3-Month LIBOR	6.750%	1/30/19	Caa2	4,006,962
1,500	CSC Holdings LLC, Term Loan B	4.277%	1-Month LIBOR	2.500%	1/25/26	Ba2	1,502,813
8,848	Cumulus Media, Inc., Term Loan B, (6)	5.160%	1-Month LIBOR	3.250%	12/23/20	N/R	7,509,759

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments April 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Media (continued)

$1,592	Getty Images, Inc., Term Loan B, First Lien	5.802%	3-Month LIBOR	3.500%	10/18/19	B3	$1,515,758
589	Gray Television, Inc., Term Loan B2	4.137%	1-Month LIBOR	2.250%	2/07/24	BB	592,410
1,926	IMG Worldwide, Inc., Term Loan, First Lien	5.160%	1-Month LIBOR	3.250%	5/06/21	B+	1,941,916
636	Lions Gate Entertainment Corp., Term Loan B	4.148%	1-Month LIBOR	2.250%	3/24/25	Ba2	639,318
5,167	McGraw-Hill Education Holdings LLC, Term Loan B	5.901%	1-Month LIBOR	4.000%	5/02/22	B+	5,078,781
2,333	Meredith, Term Loan B	4.901%	1-Month LIBOR	3.000%	1/31/25	BB	2,351,568
457	Nexstar Broadcasting Group, Term Loan	4.387%	1-Month LIBOR	2.500%	1/17/24	BB+	459,378
3,557	Nexstar Broadcasting Group, Term Loan B	4.387%	1-Month LIBOR	2.500%	1/17/24	BB+	3,576,695
746	Red Ventures, Term Loan B	5.901%	1-Month LIBOR	4.000%	11/08/24	B+	756,418
1,750	Sinclair Television Group, Term Loan B2, (WI/DD)	TBD	TBD	TBD	TBD	BB+	1,758,750
1,943	Springer Science & Business Media, Inc., Term Loan B13, First Lien	5.330%	1-Month LIBOR	3.500%	8/15/22	B	1,951,180
7,677	Univision Communications, Inc., Term Loan C5	4.651%	1-Month LIBOR	2.750%	3/15/24	BB–	7,585,187
227	Yell Group PLC, Term Loan A2, First Lien	8.000%	3-Month LIBOR	7.000%	9/07/21	N/R	228,454
229	Yell Group PLC, Term Loan B2, First Lien	8.500%	N/A	N/A	9/07/65	N/R	653,430
72,601	Total Media						66,166,275

	Metals & Mining – 0.6% (0.3% of Total Investments)

1,241	CanAm Construction, Inc., Term Loan B	7.401%	1-Month LIBOR	5.500%	7/01/24	B	1,256,133
1,378	Zekelman Industries, Term Loan B	4.999%	3-Month LIBOR	2.750%	6/14/21	BB–	1,387,641
2,619	Total Metals & Mining						2,643,774

	Multiline Retail – 0.7% (0.5% of Total Investments)

1,187	Belk, Inc., Term Loan B, First Lien	7.088%	3-Month LIBOR	4.750%	12/12/22	B2	1,014,184
1,500	EG America LLC, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B	1,501,500
922	Hudson’s Bay Company, Term Loan B, First Lien	5.150%	1-Month LIBOR	3.250%	9/30/22	BB	877,493
3,609	Total Multiline Retail						3,393,177

	Oil, Gas & Consumable Fuels – 4.1% (2.6% of Total Investments)

1,455	BCP Renaissance Parent, Term Loan B	5.863%	3-Month LIBOR	4.000%	10/31/24	B+	1,463,636
1,250	California Resources Corporation, Term Loan	12.273%	1-Month LIBOR	10.375%	12/31/21	B	1,410,938
1,400	California Resources Corporation, Term Loan B	6.647%	1-Month LIBOR	4.750%	12/31/22	B	1,435,000
241	Energy and Exploration Partners, Term Loan, Second Lien, (6)	5.000%	N/A	N/A	5/13/22	N/R	3,609
2,551	Fieldwood Energy LLC, Exit Term Loan	7.151%	1-Month LIBOR	5.250%	4/11/22	B+	2,568,319
1,660	Fieldwood Energy LLC, Exit Term Loan, second Lien	9.151%	1-Month LIBOR	7.250%	4/11/23	B+	1,608,237
2,901	Harvey Gulf International Marine, Inc., Term Loan, (6)	0.000%	N/A	N/A	6/18/18	D	1,145,834
401	Harvey Gulf International Marine, Inc., Term Loan A, (6), (WI/DD)	TBD	TBD	TBD	TBD	D	156,523
3,753	Harvey Gulf International Marine, Inc., Term Loan B, (6), (DD1)	0.000%	N/A	N/A	6/18/20	D	1,473,022
3,000	McDermott International, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba2	2,985,480
1,215	Peabody Energy Corporation, Term Loan B	4.651%	1-Month LIBOR	2.750%	3/31/25	BB	1,220,034
3,942	Seadrill Partners LLC, Initial Term Loan, (DD1)	8.302%	3-Month LIBOR	6.000%	2/21/21	CCC+	3,388,795
45	Southcross Holdings Borrower L.P., Term Loan B, First Lien, (cash 3.500%, PIK 5.500%)	3.500%	N/A	N/A	4/13/23	CCC+	44,689
23,814	Total Oil, Gas & Consumable Fuels						18,904,116

	Personal Products – 0.7% (0.4% of Total Investments)

1,750	Coty, Inc., Term Loan A	3.628%	1-Month LIBOR	1.750%	4/05/23	BB+	1,747,813
1,500	Coty, Inc., Term Loan B	4.128%	1-Month LIBOR	2.250%	4/07/25	BB+	1,501,470
3,250	Total Personal Products						3,249,283

	Pharmaceuticals – 0.6% (0.4% of Total Investments)

570	Alphabet Holding Company, Inc., Initial Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B–	497,325
2,347	Concordia Healthcare Corporation, Term Loan B, First Lien	6.151%	1-Month LIBOR	4.250%	10/21/21	Caa2	2,138,360
44	Valeant Pharmaceuticals International, Inc., Term Loan B	5.394%	1-Month LIBOR	3.500%	4/01/22	BB–	44,164
2,961	Total Pharmaceuticals						2,679,849

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Professional Services – 2.1% (1.3% of Total Investments)

$1,066	Ceridian HCM Holding, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B–	$1,071,375
5,496	Formula One Group, Term Loan B	4.401%	1-Month LIBOR	2.500%	2/01/24	B+	5,494,883
1,980	Nielsen Finance LLC, Term Loan B4	3.895%	1-Month LIBOR	2.000%	10/04/23	BBB–	1,993,147
957	On Assignment, Inc., Term Loan B	3.901%	1-Month LIBOR	2.000%	4/02/25	BB	963,405
9,499	Total Professional Services						9,522,810

	Real Estate Management & Development – 1.5% (0.9% of Total Investments)

750	Altisource Solutions S.A R.L., Term Loan B	6.308%	3-Month LIBOR	4.000%	3/29/24	B+	747,499
2,023	Capital Automotive LP, Term Loan, First Lien	4.410%	1-Month LIBOR	2.500%	3/25/24	B1	2,034,963
2,443	Capital Automotive LP, Term Loan, Second Lien	7.910%	1-Month LIBOR	6.000%	3/24/25	B3	2,479,477
1,500	Trico Group LLC, Term Loan, First Lien	8.484%	3-Month LIBOR	6.500%	2/02/24	B	1,515,000
6,716	Total Real Estate Management & Development						6,776,939

	Road & Rail – 0.3% (0.2% of Total Investments)

1,466	Quality Distribution, Incremental Term Loan, First Lien	7.802%	3-Month LIBOR	5.500%	8/18/22	B2	1,485,795

	Semiconductors & Semiconductor Equipment – 1.4% (0.9% of Total Investments)

1,062	Cypress Semiconductor Corp, Term Loan B	4.150%	1-Month LIBOR	2.250%	7/05/21	BB	1,074,756
1,281	Lumileds, Term Loan B	5.732%	3-Month LIBOR	3.500%	6/30/24	Ba3	1,301,024
1,228	Micron Technology, Inc., Term Loan B	4.113%	1-Month LIBOR	1.750%	4/10/22	Baa2	1,239,639
1,387	Microsemi Corporation, Term Loan B	3.898%	1-Month LIBOR	2.000%	1/15/23	BB	1,391,959
1,515	On Semiconductor Corp., Term Loan B	3.901%	1-Month LIBOR	2.000%	3/31/23	Baa3	1,526,380
6,473	Total Semiconductors & Semiconductor Equipment						6,533,758

	Software – 15.1% (9.5% of Total Investments)

4,589	Avaya Inc., Term Loan, First Lien	6.647%	1-Month LIBOR	4.750%	12/15/24	B	4,644,640
1,815	Blackboard, Inc., Term Loan B4	6.894%	3-Month LIBOR	5.000%	6/30/21	B	1,716,175
5,680	BMC Software, Inc., Term Loan, First Lien	5.151%	1-Month LIBOR	3.250%	9/10/22	B+	5,710,659
4,604	Compuware Corporation, Term Loan B3	5.400%	1-Month LIBOR	3.500%	12/15/21	B	4,668,184
985	DTI Holdings, Inc., Replacement Term Loan B1	6.711%	2-Month LIBOR	4.750%	9/29/23	B	989,833
2,156	Ellucian, Term Loan B, First Lien	5.552%	3-Month LIBOR	3.250%	9/30/22	B	2,169,095
2,963	Greeneden U.S. Holdings II LLC, Term Loan B	5.802%	3-Month LIBOR	3.500%	12/01/23	B	2,984,870
10,021	Infor (US), Inc., Term Loan B	4.651%	1-Month LIBOR	2.750%	2/01/22	B1	10,079,565
1,677	Informatica, Term Loan B	5.151%	1-Month LIBOR	3.250%	8/05/22	B	1,690,848
1,238	Kronos Incorporated, Term Loan B	4.880%	2-Month LIBOR	3.000%	11/20/23	B	1,249,719
750	McAfee Holdings International, Inc., Term Loan, Second Lien	10.401%	1-Month LIBOR	8.500%	9/29/25	B–	763,594
3,189	McAfee LLC, Term Loan	6.401%	1-Month LIBOR	4.500%	9/30/24	B1	3,234,843
901	Micro Focus International PLC, New Term Loan	4.651%	1-Month LIBOR	2.750%	6/21/24	BB–	899,577
6,082	Micro Focus International PLC, Term Loan B	4.651%	1-Month LIBOR	2.750%	6/21/24	BB–	6,075,067
2,936	Micro Focus International PLC, Term Loan B2	4.401%	1-Month LIBOR	2.500%	11/19/21	BB–	2,938,373
636	Misys, New Term Loan, Second Lien	9.234%	3-Month LIBOR	7.250%	6/13/25	CCC+	629,895
56	Mitchell International, Inc., Delayed Draw Term Loan, First Lien, (5)	0.500%	N/A	N/A	11/29/24	B1	56,046
694	Mitchell International, Inc., Initial Term Loan, First Lien	5.151%	1-Month LIBOR	3.250%	11/29/24	B1	694,970
1,000	Mitchell International, Inc., Initial Term Loan, Second Lien	9.151%	1-Month LIBOR	7.250%	12/01/25	CCC	1,006,000
1,481	RP Crown Parent, LLC, Term Loan B	4.651%	1-Month LIBOR	2.750%	10/15/23	B1	1,493,744
4,578	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B3	4.401%	1-Month LIBOR	2.500%	4/16/25	BB	4,614,097
1,694	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B4	4.401%	1-Month LIBOR	2.500%	4/16/25	BB	1,707,168
7,847	Tibco Software, Inc., Term Loan, First Lien	5.410%	1-Month LIBOR	3.500%	12/04/20	B1	7,909,226
750	Uber Technologies, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	N/R	756,952
1,108	Vertafore, Inc., Term Loan, First Lien	5.151%	1-Month LIBOR	3.250%	6/30/23	B	1,118,669
69,430	Total Software						69,801,809

	Specialty Retail – 1.7% (1.1% of Total Investments)

2,276	99 Cents Only Stores, Tranche B2, Term Loan, Second Lien, (cash 8.661%, PIK 1.500%)	8.661%	3-Month LIBOR	6.500%	1/13/22	CCC+	2,227,261
1,018	Neiman Marcus Group, Inc., Term Loan	5.141%	1-Month LIBOR	3.250%	10/25/20	Caa1	897,642
3,879	Petco Animal Supplies, Inc., Term Loan B1	5.609%	3-Month LIBOR	3.250%	1/26/23	B2	2,674,046
2,726	Petsmart Inc., Term Loan B, First Lien, (DD1)	4.890%	1-Month LIBOR	3.000%	3/11/22	B1	2,151,167
9,899	Total Specialty Retail						7,950,116

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments April 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Technology Hardware, Storage & Peripherals – 6.2% (3.9% of Total Investments)

$971	Conduent, Inc., Term Loan B	4.901%	1-Month LIBOR	3.000%	12/07/23	BB+	$977,485
5,396	Dell International LLC, Replacement Term Loan A2	3.660%	1-Month LIBOR	1.750%	9/07/21	BBB–	5,409,020
2,358	Dell International LLC, Replacement Term Loan A3	3.410%	1-Month LIBOR	1.500%	12/31/18	BBB–	2,360,821
11,440	Dell International LLC, Refinancing Term Loan B	3.910%	1-Month LIBOR	2.000%	9/07/23	BBB–	11,486,326
1,209	Dell Software Group, Repriced Term Loan B	7.859%	3-Month LIBOR	5.500%	10/31/22	B	1,218,272
7,051	Western Digital U.S., Term Loan B3	3.900%	1-Month LIBOR	2.000%	4/29/23	Baa2	7,106,013
28,425	Total Technology Hardware, Storage & Peripherals						28,557,937

	Transportation Infrastructure – 1.9% (1.2% of Total Investments)

6,857	Avolon, Repriced Term Loan B2	4.147%	1-Month LIBOR	2.250%	3/21/22	BBB–	6,879,571
83	Ceva Group PLC, Canadian Term Loan	7.859%	3-Month LIBOR	5.500%	3/19/21	B–	82,589
481	Ceva Group PLC, Dutch B.V., Term Loan	7.859%	3-Month LIBOR	5.500%	3/19/21	B–	479,016
475	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.500%	N/A	N/A	3/19/21	B–	473,154
663	Ceva Group PLC, US Term Loan	7.859%	3-Month LIBOR	5.500%	3/19/21	B–	660,712
8,559	Total Transportation Infrastructure						8,575,042

	Wireless Telecommunication Services – 4.1% (2.6% of Total Investments)

1,998	Asurion LLC, Term Loan B4	4.651%	1-Month LIBOR	2.750%	8/04/22	Ba3	2,014,247
1,831	Asurion LLC, Term Loan B6	4.651%	1-Month LIBOR	2.750%	11/03/23	Ba3	1,846,152
6,930	Sprint Corporation, Term Loan, First Lien	4.438%	1-Month LIBOR	2.500%	2/02/24	Ba2	6,959,245
2,800	Syniverse Holdings, Inc., Tranche Term Loan C	6.895%	1-Month LIBOR	5.000%	3/09/23	B	2,834,230
3,500	Syniverse Holdings, Inc., Initial Term Loan, Second Lien	10.895%	1-Month LIBOR	9.000%	3/11/24	CCC+	3,552,500
1,841	UPC Financing Partnership, Term Loan AR1, First Lien	4.397%	1-Month LIBOR	2.500%	1/15/26	BB	1,847,035
18,900	Total Wireless Telecommunication Services						19,053,409
$618,296	Total Variable Rate Senior Loan Interests (cost $609,194,471)						600,105,143

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 20.0% (12.5% of Total Investments)

	Containers & Packaging – 0.9% (0.6% of Total Investments)

$4,070	Reynolds Group			5.750%	10/15/20	B+	$4,099,558

	Diversified Telecommunication Services – 4.6% (2.9% of Total Investments)

7,222	IntelSat Jackson Holdings			5.500%	8/01/23	CCC+	6,057,452
5,580	IntelSat Jackson Holdings, 144A			9.750%	7/15/25	CCC+	5,468,400
501	IntelSat Limited			6.750%	6/01/18	CCC–	495,990
8,012	IntelSat Limited			7.750%	6/01/21	CCC–	5,428,130
4,630	IntelSat Limited			8.125%	6/01/23	CCC–	2,893,750
750	Level 3 Financing Inc.			5.375%	8/15/22	BB	753,750
26,695	Total Diversified Telecommunication Services						21,097,472

	Equity Real Estate Investment Trusts – 0.7% (0.4% of Total Investments)

3,250	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A			5.250%	12/01/21	B1	3,282,500

	Health Care Providers & Services – 1.0% (0.6% of Total Investments)

4,500	HCA Inc.			6.500%	2/15/20	BBB–	4,702,500

	Hotels, Restaurants & Leisure – 1.2% (0.7% of Total Investments)

1,000	MGM Resorts International Inc.			5.250%	3/31/20	BB	1,022,500
4,200	Scientific Games International Inc.			10.000%	12/01/22	B–	4,525,542
5,200	Total Hotels, Restaurants & Leisure						5,548,042

	Household Durables – 1.9% (1.2% of Total Investments)

2,150	Lennar Corporation, 144A			8.375%	5/16/18	BB+	2,150,000
4,900	Lennar Corporation			4.125%	12/01/18	BB+	4,900,000
1,500	Lennar Corporation			4.500%	11/15/19	BB+	1,516,875
8,550	Total Household Durables						8,566,875

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Media – 4.3% (2.7% of Total Investments)

$150	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation	3.579%	7/23/20	BBB–	$150,375
11,043	Clear Channel Communications Inc., (6), (7)	12.000%	8/01/21	N/R	—
2,000	Dish DBS Corporation	5.125%	5/01/20	BB	1,990,000
1,000	Dish DBS Corporation	5.875%	11/15/24	BB	855,000
1,325	Hughes Satellite Systems Corporation	6.500%	6/15/19	BBB–	1,364,750
4,662	iHeartCommunications, Inc., (6)	9.000%	12/15/19	Caa2	3,729,600
14,960	iHeartCommunications, Inc., (cash 12.000%, PIK 2.000%), (6)	14.000%	2/01/21	C	1,937,422
1,714	iHeartCommunications, Inc., 144A, (6)	11.250%	3/01/21	Caa2	1,306,925
6,250	iHeartCommunications, Inc., (6)	9.000%	3/01/21	Caa2	4,984,375
1,365	Neptune Finco Corporation, 144A	10.125%	1/15/23	B2	1,513,444
1,650	Neptune Finco Corporation, 144A	10.875%	10/15/25	B2	1,934,625
46,119	Total Media				19,766,516

	Oil, Gas & Consumable Fuels – 1.6% (1.0% of Total Investments)

5,170	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	4,446,200
500	Denbury Resources Inc.	6.375%	8/15/21	CCC–	452,500
1,814	Denbury Resources Inc., 144A	9.250%	3/31/22	B	1,886,560
600	EP Energy LLC and Everest Acquisition Finance, Inc., 144A	9.375%	5/01/24	Caa2	459,000
8,084	Total Oil, Gas & Consumable Fuels				7,244,260

	Pharmaceuticals – 0.0% (0.0% of Total Investments)

600	Concordia Healthcare Corporation, 144A, (6)	7.000%	4/15/23	C	36,000

	Semiconductors & Semiconductor Equipment – 0.3% (0.2% of Total Investments)

1,394	Advanced Micro Devices, Inc.	7.500%	8/15/22	B	1,522,945

	Software – 1.7% (1.1% of Total Investments)

155	Avaya Inc., 144A, (7)	7.000%	4/01/19	N/R	—
3,830	Avaya Inc., 144A, (7)	10.500%	3/01/21	N/R	—
3,925	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	3,915,188
552	Boxer Parent Company Inc./BMC Software, 144A, (cash 9.00%, PIK 9.750%)	9.000%	10/15/19	CCC+	550,620
3,500	Infor Us Inc., 144A	5.750%	8/15/20	BB	3,565,625
11,962	Total Software				8,031,433

	Wireless Telecommunication Services – 1.8% (1.1% of Total Investments)

1,450	Sprint Communications Inc.	7.000%	8/15/20	B+	1,533,375
6,000	Sprint Corporation	7.875%	9/15/23	B+	6,435,000
500	Sprint Corporation	7.125%	6/15/24	B+	514,845
7,950	Total Wireless Telecommunication Services				8,483,220
$128,374	Total Corporate Bonds (cost $101,349,955)				92,381,321

Shares	Description (1)				Value

	COMMON STOCKS – 2.6% (1.7% of Total Investments)

	Diversified Consumer Services – 0.1% (0.1% of Total Investments)

71,949	Cengage Learning Holdings II LP, (8)				$314,777

	Energy Equipment & Services – 0.8% (0.5% of Total Investments)

60,418	C&J Energy Services Inc., (8)				1,804,081
58,041	Ocean Rig UDW Inc., Class A, (8)				1,408,075
2,534	Vantage Drill International, (8)				560,648
	Total Energy Equipment & Services				3,772,804

	Health Care Providers & Services – 0.0% (0.0% of Total Investments)

54,276	Millenium Health LLC, (8)				1,140

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments April 30, 2018
(Unaudited)

Shares	Description (1)				Value

	Media – 0.5% (0.3% of Total Investments)

963,320	Hibu PLC, (8), (9)				$1
23,363	Metro-Goldwyn-Mayer, (8)				2,266,211
36,087	Tribune Media Company				5,774
	Total Media				2,271,986

	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)

46	Southcross Holdings Borrower LP, (8)				13,800

	Software – 1.1% (0.7% of Total Investments)

229,425	Avaya Holdings Corporation, (8)				5,251,538

	Specialty Retail – 0.1% (0.1% of Total Investments)

8,181	Gymboree Corporation, (7), (8)				130,703
22,273	Gymboree Corporation, (8)				397,194
	Total Specialty Retail				527,897
	Total Common Stocks (cost $17,795,209)				12,153,942

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	ASSET-BACKED SECURITIES – 0.9% (0.6% of Total Investments)

$675	Bristol Park CLO Limited, Series 2016-1A, 144A, (3-Month LIBOR reference rate + 7.250% spread), (10)	9.598%	4/15/29	Ba3	$699,797
800	Dryden Senior Loan Fund, Series 2017-50A, 144A, (3-Month LIBOR reference rate + 6.260% spread), (10)	8.608%	7/15/30	Ba3	802,267
750	Gilbert Park CLO LTD, Series 2017-1A, 144A, (3-Month LIBOR reference rate + 6.400% spread), (10)	8.748%	10/15/30	Ba3	759,817
1,250	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2015-16A, 144A, (3-Month LIBOR reference rate + 5.500% spread), (10)	7.859%	4/20/26	Ba3	1,251,755
750	OZLM Funding Limited, Series 2012-2A, 144A, (3-Month LIBOR reference rate + 7.300% spread), (10)	9.659%	10/30/27	BB	756,157
$4,225	Total Asset-Backed Securities (cost $4,115,018)				4,269,793

Shares	Description (1)				Value

	COMMON STOCK RIGHTS – 0.1% (0.1% of Total Investments)

	Oil, Gas & Consumable Fuels – 0.1% (0.1% of Total Investments)

3,191	Freeport Energy, (8)				$126,246
13,369	Freeport Energy, (8)				403,571
	Total Common Stock Rights (cost $423,584)				529,817

Shares	Description (1)				Value

	WARRANTS – 0.0% (0.0% of Total Investments)

	Software – 0.0% (0.0% of Total Investments)

15,619	Avaya Holdings Corp.				$85,904
	Total Warrants (cost $1,460,830)				85,904

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CONVERTIBLE BONDS – 0.0% (0.0% of Total Investments)

	Communications Equipment – 0.0% (0.0% of Total Investments)

$550	Nortel Networks Limited, (6)	1.750%	4/15/12	N/R	$16,500
$550	Total Convertible Bonds (cost $9,033)				16,500
	Total Long-Term Investments (cost $734,348,100)				709,542,420

Shares	Description (1)	Coupon	Value

	SHORT-TERM INVESTMENTS – 5.8% (3.6% of Total Investments)

	INVESTMENT COMPANIES – 5.8% (3.6% of Total Investments)

26,703,198	BlackRock Liquidity Funds T-Fund Portfolio, (11)	1.562% (12)	$26,703,198
	Total Short-Term Investments (cost $26,703,198)		26,703,198
	Total Investments (cost $761,051,298) – 159.2%		736,245,618
	Borrowings – (38.7)% (13), (14)		(178,800,000)
	Term Preferred Shares, net of deferred offering costs – (17.9)% (15)		(82,855,096)
	Other Assets Less Liabilities – (2.6)% (16)		(11,992,975)
	Net Assets Applicable to Common Shares – 100%		$462,597,547

Investments in Derivatives

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)		Fixed Rate Payment Frequency	Maturity Date		Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$8,000,000	Pay	1-Month LIBOR	2.250	% (17)	Monthly	12/01/23	(18)	$(147,659)	$(147,659)
Morgan Stanley Capital Services LLC	10,000,000	Pay	1-Month LIBOR	2.500	(19)	Monthly	1/01/22	(20)	(148,476)	(148,476)
Morgan Stanley Capital Services LLC	21,000,000	Pay	1-Month LIBOR	2.500	(21)	Monthly	4/01/22	(22)	(331,465)	(331,465)
Morgan Stanley Capital Services LLC	45,000,000	Pay	1-Month LIBOR	4.000		Monthly	1/01/27	(23)	(1,444,898)	(1,444,898)
Total	$84,000,000								$(2,072,498)	$(2,072,498)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments April 30, 2018
(Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$600,105,143	$—		$600,105,143
Corporate Bonds	—	92,381,321	—	*	92,381,321
Common Stocks	12,023,238	1	130,703		12,153,942
Asset-Backed Securities	—	4,269,793	—		4,269,793
Common Stock Rights	529,817	—	—		529,817
Warrants	85,904	—	—		85,904
Convertible Bonds	—	16,500	—		16,500

Short-Term Investments:
Investment Companies	26,703,198	—	—		26,703,198

Investments in Derivatives:
Interest Rate Swaps**	—	(2,072,498)	—		(2,072,498)
Total	$39,342,157	$694,700,260	$130,703		$734,173,120
*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of April 30, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$768,111,403
Gross unrealized:
Appreciation	$12,368,931
Depreciation	(44,234,716)
Net unrealized appreciation (depreciation) of investments	$(31,865,785)

Tax cost of swaps	$—
Net unrealized appreciation (depreciation) of swaps	(2,072,498)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(3)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.

(6)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(8)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(9)	For fair value measurement disclosure purposes, investment classified as Level 2.

(10)	Variable rate security. The rate shown is the coupon as of the end of the reporting end.

(11)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at the http://www.sec.gov.

(12)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(13)	Borrowings as a percentage of Total Investments is 24.3%.

(14)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(15)	Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 11.3%.

(16)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(17)	Effective December 1, 2018, the fixed rate paid by the Fund will increase according to a predetermined schedule as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every two years on specific dates through the swap contract’s termination date.

(18)	This interest rate swap has an optional early termination date beginning on December 1, 2018 and monthly thereafter through the termination date as specified in the swap contract.

(19)	Effective January 1, 2020, the fixed rate paid by the Fund will increase according to a predetermined schedule as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every twelve months on specific dates through the swap contract’s termination date.

(20)	This interest rate swap has an optional early date beginning on January 1, 2019 and monthly thereafter through the termination date as specified in the swap contract.

(21)	Effective April 1, 2020, the fixed rate paid by the Fund will increase according to a predetermined schedule as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every twelve months on specific dates through the swap contract’s termination date.

(22)	This interest rate swap has an optional early termination date beginning on July 1, 2019 and monthly thereafter through the termination date as specified in the swap contract.

(23)	This interest rate swap has an optional early termination date beginning on January 1, 2021 and monthly thereafter through the termination date as specified in the swap contract.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

N/A	Not applicable

PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Floating Rate Income Opportunity Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: June 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2018